Intangible and tangible assets - Change in net property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of change in net property, plant and equipment
Net amount as of the beginning of the period	$ 113,324	$ 109,397	$ 111,971
Expenditures	11,426	13,336	13,363
Disposals	(1,052)	(2,494)	(1,117)
Depreciation and impairment	(15,097)	(13,732)	(15,099)
Currency translation adjustment	(270)	(1,454)	2,302
Other	8,077	8,271	(2,023)
Net amount as of the end of the period	116,408	113,324	109,397
Impact of impairments of assets	669	1,707	3,901
Impact of finance lease contracts			855
Impact of the asset for site restitution			(773)
Effect of application of IFRS 16	5,698
Effect of entries in the consolidation scope		6,987
Reclassification as non-current assets held for sale and discontinued operations			$ (2,604)
Reversal of reclassification as non-current assets held for sale and discontinued operations	812	$ 2,604
Anadarko Mozambique
Analysis of change in net property, plant and equipment
Effect of entries in the consolidation scope	$ 767
Ichthys LNG project
Analysis of change in net property, plant and equipment
Percentage of interest sold	4.00%	4.00%
Reclassification as non-current assets held for sale and discontinued operations		$ (812)